Share-Based Instruments - Part 2 (Details) - DKK (kr) kr / shares in Units, kr in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	147,568	49,323
Exercised	74,992	272,078
Weighted average exercise price of warrants granted	kr 2,189.21	kr 1,548.22
Weighted average exercise price of fair market value	683.79	465.70
Weighted average exercise price of warrants exercised	kr 606.22	kr 261.06
Exercise of warrants	kr 46	kr 54
Percentage of share capital attributed to exercise of warrants	0.11%	0.42%
Share-based compensation expenses	kr 142	kr 98
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of warrants	kr 46	kr 71